Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax	$ 18,617	$ 136,838	$ 354,529
Deferred income tax
Income taxes provision	$ 18,617	$ 136,838	$ 354,529